Financial risk - Bank’s demand deposits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Demand and "overnight" deposits	$ 362	$ 171
Demand and "overnight" deposits to total deposits	11.92%	5.44%
Total liquid assets	$ 1,404	$ 1,048
Total assets to total liabilities	46.26%	33.40%
Total liquid assets in the Federal Reserve of the United States of America	85.52%	65.68%